TRANSITION PERIOD COMPARATIVE DATA - Consolidated Statements of Cash Flows - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Cash flows from Operating Activities:
Net loss	$ (30,236)	$ (22,285)	$ (19,993)	$ (14,063)	$ (5,142)	$ (8,156)	$ (3,975)	$ (72,513,838)	$ (17,273,899)		$ (31,336,615)	$ 23,821,237
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expense								66,101,370	64,570,923		86,624,530	81,048,391
Loss on sale of vessels												6,365,571
Amortization of deferred financing charges								2,494,404	2,129,247		2,852,476	3,305,693
Amortization of time charter hire contracts acquired								180,913	180,913		240,120	1,825,117
Loss on disposal of vessel equipment								19,970,075
Realized gain from recouping swaps								(895,825)
Changes in operating assets and liabilities:
Decrease (increase) in Due from charterers								11,908,313	1,221,567		(9,264,672)	(7,529,599)
Increase (Decrease) in Inventories								1,979,810	(7,847,511)		(5,659,660)	(5,258,656)
Increase (Decrease) in Prepaid Expense and Other Assets								2,351,370	(3,370,304)		(3,559,585)	510,499
Cash paid for drydocking								(17,746,399)	(12,972,495)		(17,115,084)	(1,853,611)
Decrease in Pool working capital contributions								2,027,640	1,239,719		3,319,591	1,406,303
Dividend received from equity method investment											1,443,182
(Decrease) increase in Other noncurrent assets								(9,420)	(728,614)		(275,821)	729,675
Increase (decrease) in Accounts payable and accrued expenses								5,993,623	5,292,829		7,179,222	(546,023)
Increase (decrease) in Deferred charter hire								1,610,875	(964,936)		(607,501)	299,750
Net cash provided by operating activities								23,486,969	31,674,618		34,025,116	103,889,483
Cash flows from Investing Activities:
Maturities of time deposits									52,529,919		52,529,919	(52,529,919)
Proceeds from sale of vessels								34,889,810
Payments for vessel additions								(4,699,777)	(2,290,546)		(3,487,317)	(3,377,203)
Payments for other property								(527,513)	(411,351)		(422,335)	(20,416)
Acquisition costs								(1,654,395)
Net cash used in investing activities								28,008,125	49,828,022		48,640,267	(179,714,354)
Cash flows from Financing Activities:
Principal payments on long-term debt												(678,791,183)
Borrowings on revolving credit facilities								26,532,258			6,000,000
Repayments on revolving credit facilities								(1,209,677)
Cash received from recouponing swaps								6,813,000
Proceeds from partners' contributions in subsidiaries								49,000	980,000		980,000	16,208,808
Payments for deferred financing costs								(225,000)	(12,909)		(283,628)	(13,082,197)
Net cash provided by (used in) financing activities								(47,676,789)	(54,812,279)		(67,676,122)	(7,469,245)
Net decrease in cash, cash equivalents and restricted cash								3,818,305	26,690,361		14,989,261	(83,294,116)
Cash, cash equivalents and restricted cash - Beginning of period			$ 84,339,584	96,040,684			$ 69,350,323	84,339,584	69,350,323	$ 96,040,684	69,350,323	152,644,439
Cash, cash equivalents and restricted cash - End of period	$ 88,157,889			$ 84,339,584	$ 96,040,684			88,157,889	96,040,684	$ 88,157,889	84,339,584	69,350,323
Supplemental disclosures:
Cash paid for interest								25,753,555	$ 22,698,172
Capital items recorded in Accounts payable and accrued expenses								$ 33,724			$ 58,465	$ 834,029